Derivative Instruments (Fair Value Of Futures And Forward Currency Contracts) (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (11,468,723)	$ 5,065,066	$ 4,259,854
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(10,070,923)	3,403,431	2,662,171
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,321,328)	(30,169)	1,506,235
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(707,267)	28,884	336,843
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,574,794)	2,204,441	(299,778)
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(38,220)	(790)	(88,790)
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(145,179)	347,170	570,378
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	173,328	(16,816)	(32,325)
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,457,463)	870,711	669,608
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,397,800)	1,661,635	1,597,683
Long [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,789,147	5,602,218	3,190,228
Long [Member] | Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,267,564	5,136,136	2,453,489
Long [Member] | Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		79,741
Long [Member] | Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			48
Long [Member] | Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	206,789	2,585,506	1,030,409
Long [Member] | Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	140	1,910
Long [Member] | Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	997,613	659,138	449,863
Long [Member] | Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,950	240	115,553
Long [Member] | Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	60,072	1,809,601	857,616
Long [Member] | Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,521,583	466,082	736,739
Long [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(9,235,419)	(2,688,556)	(3,571,401)
Long [Member] | Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(8,282,819)	(1,539,275)	(1,730,627)
Long [Member] | Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(16,072)
Long [Member] | Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(2,530)
Long [Member] | Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,783,383)	(349,679)	(1,329,031)
Long [Member] | Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(20,600)
Long [Member] | Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(15,180)	(532,399)	(52,819)
Long [Member] | Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(400)	(9,850)	(74,163)
Long [Member] | Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,463,256)	(628,745)	(274,614)
Long [Member] | Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(952,600)	(1,149,281)	(1,840,774)
Short [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,244,424	3,505,170	6,911,595
Short [Member] | Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	513,657	657,175	3,059,931
Short [Member] | Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	203,623	23,290	1,935,820
Short [Member] | Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	19,675	89,139	347,695
Short [Member] | Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,800	89
Short [Member] | Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	80,494	453,344	657,070
Short [Member] | Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	191,109	70,445	100
Short [Member] | Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	16,956	20,868	119,246
Short [Member] | Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	730,767	2,847,995	3,851,664
Short [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(7,266,875)	(1,353,766)	(2,270,568)
Short [Member] | Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,569,325)	(850,605)	(1,120,622)
Short [Member] | Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,524,951)	(117,128)	(429,585)
Short [Member] | Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(726,942)	(57,725)	(10,900)
Short [Member] | Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(31,475)	(1,156)
Short [Member] | Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(17,760)	(2,700)	(88,790)
Short [Member] | Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,208,106)	(232,913)	(483,736)
Short [Member] | Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(20,331)	(77,651)	(73,815)
Short [Member] | Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(71,235)	(331,013)	(32,640)
Short [Member] | Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (3,697,550)	$ (503,161)	$ (1,149,946)